Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 27, 2013		Sep. 28, 2012
Current Assets:
Cash and cash equivalents	$ 1,868		$ 1,866
Accounts receivable trade, less allowance for doubtful accounts of $38 and $40	1,526		1,702
Inventories	1,352		1,772
Due from former parent and affiliate	293		5
Prepaid expenses and other current assets (including $75 due from Mallinckrodt at September 27, 2013)	372		337
Deferred income taxes	456		590
Total current assets	5,867		6,272
Property, plant and equipment, net	2,012		2,872
Goodwill	8,172		8,542
Intangible assets, net	2,687		3,085
Due from former parent and affiliate	375		609
Other assets	805		877
Total Assets	19,918		22,257
Current Liabilities:
Current maturities of long-term debt	11		509
Accounts payable	501		589
Accrued and other current liabilities (including $55 due to Mallinckrodt at September 27, 2013)	1,586		1,761
Income taxes payable	541		53
Total current liabilities	2,639		2,912
Long-term debt	5,018		4,531
Income taxes payable	1,147	[1]	1,696	[1]
Guaranteed contingent tax liabilities	571		585
Deferred income taxes	605		828
Other liabilities	696		1,140
Total Liabilities	10,676		11,692
Commitments and contingencies (note 21)
Shareholders' Equity:
Preference shares, $0.20 par value, 125,000,000 authorized; none issued	0		0
Ordinary shares, $0.20 par value, 1,000,000,000 authorized; 489,032,186 and 520,943,253 issued	97		104
Ordinary shares held in treasury at cost; 36,258,061 and 48,774,997	(2,210)		(2,368)
Additional paid-in capital	7,549		7,179
Retained earnings	3,514		5,365
Accumulated other comprehensive income	292		285
Total Shareholders' Equity	9,242		10,565
Total Liabilities and Shareholders' Equity	$ 19,918		$ 22,257

[1]	Non-current income taxes payable also includes anticipated refunds and other items not related to uncertain tax positions.